Cover Page	May 15, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 15, 2020
Entity Registrant Name	LEIDOS HOLDINGS, INC.
Entity Central Index Key	0001336920
Current Fiscal Year End Date	--01-01
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33072
Entity Tax Identification Number	20-3562868
Entity Address, Address Line One	1750 Presidents Street
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code	571
Local Phone Number	526-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $.0001 per share
Trading Symbol	LDOS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false